Operating expenses - Schedule of Payroll Costs (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (6,972)	€ (7,182)
Payroll taxes	(3,179)	(4,088)
Share-based payments	(2,777)	(2,161)
Retirement benefit obligations	(39)	(40)
Total payroll costs	€ (12,967)	€ (13,470)
Full-Time Equivalent (FTE) | employee	96	104
End-of-period employees (Headcount) | employee	98	103